THE DUNHAM FUNDS
Dunham Small Cap Value Fund
Dunham Corporate/Government Bond Fund
Dunham Emerging Markets Stock Fund

Dunham High-Yield Bond Fund

Incorporated herein by reference is the definitive version of the prospectus supplements pertaining to the Dunham Small Cap Value Fund, Dunham Corporate/Government Bond Fund, Dunham Emerging Markets Stock Fund and Dunham High-Yield Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 2, 2013 (SEC Accession No. 0000910472-13-002654).